INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of NPI Summarized Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	$ 68,174	$ 10,342
Non-current assets	26,411	22,833
Current liabilities	(12,095)	(20,138)
Non-current liabilities	(31,669)	(18,645)
Revenues	49,202	33,062	$ 23,478
Net and total profit (loss) (100%)	6,514	(3,978)	(5,975)
NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Current assets	11,388	3,211
Non-current assets	1,597	2,025
Current liabilities	(12,091)	(3,214)
Non-current liabilities	(2,910)	(631)
Net assets (liabilities) (100%)	(2,016)	1,391
Net assets (liabilities) (50%)	(1,008)	696
Adjustments	(17)	(93)
Company share of Joint Venture net assets (liabilities)	(1,025)	603
Revenues	18,032	3,740	1,127
Distribution expenses	16,116	10,480	4,447
Selling, general and marketing expenses	776	1,067	293
Depreciation	405	335	224
Net and total profit (loss) (100%)	735	(8,142)	(3,837)
Net and total profit (loss) (50%)	367	(4,071)	(1,919)
Adjustments	1,026	147	21
Share in profits (losses) of NPI	1,393	(3,924)	(1,898)
Funding of (proceeds from) NPI	$ (3,021)	$ 4,214	$ 2,149